Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 08, 2016
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL ALL-CAP FUND

(FORMERLY NUVEEN NWQ GLOBAL EQUITY FUND)

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS DATED JULY 8, 2016

The fund’s name has changed from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”

Nuveen NWQ Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL ALL-CAP FUND

(FORMERLY NUVEEN NWQ GLOBAL EQUITY FUND)

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS DATED JULY 8, 2016

The fund’s name has changed from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”